Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity
Founder Share

On June 7, 2022, the Company's shareholders approved an update to the Company's governance structure pursuant to a plan of arrangement under the Canada Business Corporations Act (the "Arrangement"). Under the terms of the Arrangement, on June 9, 2022 the Company created a new class of share, designated as the Founder share, and issued such Founder share to Tobias Lütke. The Founder share provides Mr. Lütke with a variable number of votes that, when combined with the Class B multiple voting shares (which are now described as Class B restricted voting shares as a result of the Company's updated governance structure) beneficially owned by him, his immediate family and his affiliates, will represent 40% of the aggregate voting power attached to all of the Company's outstanding shares.

Share Split

On June 7, 2022, the Company's shareholders approved a ten-for-one split of the Company's Class A subordinate voting shares and Class B restricted voting shares. Each shareholder of record on June 22, 2022 received nine additional Class A subordinate voting shares and Class B restricted voting shares, as applicable, for every one share held, distributed after close of trading on June 28, 2022. All share and per share amounts presented herein have been retrospectively adjusted to reflect the impact of the share split.

Public Offerings

In February 2021, the Company completed a public offering in which it issued and sold 11,800,000 Class A subordinate voting shares at a public offering price of $131.50 per share, adjusted to give effect to the Share Split. The Company received total net proceeds of $1,541,168 after deducting offering fees and expenses of $10,532.
Common Stock Authorized
The Company is authorized to issue an unlimited number of Class A subordinate voting shares, an unlimited number of Class B restricted voting shares and one Founder share. The Class A subordinate voting shares have one vote per share, the Class B restricted voting shares have 10 votes per share and the Founder share has a variable number of votes per share. The Class B restricted voting shares are convertible into Class A subordinate voting shares on a one-for-one basis at the option of the holder. Class B restricted voting shares will also automatically convert into Class A subordinate voting shares in certain other circumstances. The Founder share cannot convert into either Class A subordinate voting shares or Class B restricted voting shares.

Preferred Shares
The Company is authorized to issue an unlimited number of preferred shares issuable in series. Each series of preferred shares shall consist of such number of shares and having such rights, privileges, restrictions and conditions as may be determined by the Company’s Board of Directors prior to the issuance thereof. Holders of preferred shares, except as otherwise provided in the terms specific to a series of preferred shares or as required by law, will not be entitled to vote at meetings of holders of shares.

Employee Compensation System
On September 1, 2022, the Company launched Flex Comp which provides employees with a single total compensation reward amount that is to be allocated between cash, stock options and RSUs at the discretion of the employees, subject to certain restrictions around minimum allocations of cash and stock-based compensation. The majority of the Company's employees were eligible and entered into Flex Comp and all previously granted but unvested stock options and RSUs of these employees were forfeited in connection with the new system on September 1, 2022. The Company applied modification accounting resulting in stock-based compensation cost equal to, or greater than, the original grant date fair value of the modified awards being recognized as an operating expense over the requisite service period. The modification did not result in a one-time expense on the date Flex Comp was launched because none of the requisite service period had been completed as of that date. Employee elections for allocating their total compensation reward between cash and stock-based compensation currently occur on a quarterly basis, which may result in the split between cash and stock-based compensation varying from quarter to quarter.

Stock-Based Compensation
In 2008, the Board of Directors adopted and the Company’s shareholders approved the Legacy Option Plan. Immediately prior to the completion of the Company’s May 2015 Initial Public Offering ("IPO"), and in connection with the closing of the offering, each option outstanding under the Legacy Option Plan became exercisable for one Class B restricted voting share. Following the closing of the Company’s IPO, no further awards were made under the Legacy Option Plan. The Legacy Option Plan continues to govern awards granted thereunder.

The Company’s Board of Directors and shareholders approved a stock option plan, as well as a long term incentive plan, each of which became effective upon the closing of the Company's IPO on May 27, 2015. On May 30, 2018 and on May 26 2021, the Company’s Board of Directors and shareholders amended both of these plans.

The SOP allows for the grant of options to the Company’s officers, directors, employees and consultants. All options granted under the SOP will have an exercise price determined and approved by the Company’s Board of Directors at the time of grant, which shall not be less than the market price of the Class A subordinate voting shares at such time. For purposes of the SOP, the market price of the Class A subordinate voting shares shall be the volume weighted average trading price of the Class A subordinate voting shares on the NYSE for the five trading days ending on the last trading day before the day on which the option is granted. Options granted under the SOP are exercisable for Class A subordinate voting shares. Both the vesting period and term of the options in the SOP are determined by the Board of Directors at the time of grant. Options granted under the SOP between November 2017 and August 2022 have been approved with a three year vesting schedule with one-third vesting after one year and the remainder vesting evenly over the remaining 24 months. As a result of Flex Comp, certain options in the aforementioned plans were forfeited and their associated vesting schedules were ended. For employees that allocated a portion of their new total compensation reward to obtain options, such options are granted quarterly and generally vest on a monthly basis over a period of three months.

On October 17, 2019, the Company approved the issuance of rollover options, from treasury, under the 6 River Systems 2016 Amended and Restated Stock Option and Grant, adopted on closing of the acquisition of 6RS. On July 8, 2022, the Company approved the issuance of rollover options, from treasury, under the Deliverr, Inc. 2017 Stock Option and Grant Plan, adopted on the closing of the acquisition of Deliverr.

The LTIP provides for the grant of share units, or LTIP Units, consisting of RSUs, performance share units (PSUs), and deferred share units (DSUs). Each LTIP Unit represents the right to receive one Class A subordinate voting share in accordance with the terms of the LTIP. Unless otherwise approved by the Board of Directors, RSUs will vest as to 1/3 each on the first, second and third anniversary dates of the date of grant. Prior to November 2017 all RSU grants were approved with a four-year vesting schedule with 25% vesting after one year and the remainder vesting evenly over the remaining 36 months. RSUs granted between November 2017 and August 2022 have been approved with three-year vesting schedules. As a result of Flex Comp, certain RSUs were forfeited and their associated vesting schedules were ended. For employees that allocated a portion of their new total compensation reward to obtain RSUs, the RSUs are granted quarterly and generally vest on a monthly basis over the period of three months. A PSU participant’s grant agreement will describe the performance criteria established by the Company’s Board of Directors that must be achieved for PSUs to vest to the PSU participant, provided the participant is continuously employed by or in the Company’s service or the service or employment of any of the Company’s affiliates from the date of grant until such PSU vesting date. As at December 31, 2022, there have been nil PSUs granted. DSUs will be granted solely to directors of the Company, at their option, in lieu of their Board retainer fees. DSUs will vest upon a director ceasing to act as a director.

The maximum number of Class A subordinate voting shares reserved for issuance, in the aggregate, under the Company's SOP and the LTIP was initially equal to 37,436,920 Class A subordinate voting shares, adjusted to give effect to Share Split. The number of Class A subordinate voting shares available for issuance, in the aggregate, under the SOP and the LTIP will be automatically increased on January 1st of each year, beginning on January 1, 2016 and ending on January 1, 2026, in an amount equal to 5% of the aggregate number of outstanding Class A subordinate voting shares and Class B restricted voting shares on December 31st of the preceding calendar year. As at January 1, 2023, there were 363,122,166 shares available for issuance under the Company's SOP and LTIP.
The following table summarizes the stock option and RSU award activities under the Company's share-based compensation plans for the years ended December 31, 2022 and 2021:

	Shares Subject to Options Outstanding					Outstanding RSUs
	Number of Options (1)	Weighted Average Exercise Price $	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (2) $	Weighted Average Grant Date Fair Value $	Outstanding RSUs	Weighted Average Grant Date Fair Value $
December 31, 2020	24,892,775	10.38	5.45	2,559,442	—	11,129,673	37.71
Stock options granted	2,158,930	138.02	—	—	57.99	—	—
Stock options exercised	(14,948,400)	7.26	—	—	—	—	—
Stock options forfeited	(564,640)	87.36	—	—	—	—	—
RSUs granted	—	—	—	—	—	5,620,840	141.02
RSUs settled	—	—	—	—	—	(6,934,480)	30.98
RSUs forfeited	—	—	—	—	—	(1,377,850)	64.82
December 31, 2021	11,538,665	34.52	5.67	1,190,972	—	8,438,183	107.63
Stock options granted(3)	7,432,555	35.61	—	—	24.83	—	—
Stock options exercised	(3,126,869)	5.61	—	—	—	—	—
Stock options forfeited(4)	(1,835,590)	72.65	—	—	—	—	—
RSUs granted(3)	—	—	—	—	—	22,100,197	44.44
RSUs settled	—	—	—	—	—	(7,380,507)	63.86
RSUs forfeited(5)	—	—	—	—	—	(12,938,967)	75.11
December 31, 2022	14,008,761	36.55	6.71	194,845	—	10,218,906	43.74

Stock options exercisable as of December 31, 2022	8,758,121	29.63	5.31	150,495
(1) As at December 31, 2022 1,038,218 of the outstanding stock options were granted under the Company's Legacy Option Plan and are exercisable for Class B restricted voting shares, 10,951,410 of the outstanding stock options were granted under the Company's Stock Option Plan and are exercisable for Class A subordinate voting shares, 137,254 of the outstanding stock options were granted under the 6 River Systems 2016 Amended and Restated Stock Option and Grant Plan and are exercisable for Class A subordinate voting shares, and 1,881,879 of the outstanding stock options were granted under the Deliverr 2017 Stock Option and Grant Plan and are exercisable for Class A subordinate voting shares.
(2) The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option awards and the closing market price of the Company's Class A subordinate voting shares as of December 31, 2022 and December 31, 2021.
(3) Effective September 1, 2022, each employee that decided to enter into Flex Comp now receives a quarterly grant that generally vests on a monthly basis over a period of three months. Of the stock options granted, 2,251,863 related to the Deliverr acquisition, 1,282,662 related to Flex Comp and the remainder related to other compensation grants. Of the RSUs granted, 1,209,192 related to the Deliverr acquisition, 4,010,825 related to Flex Comp and the remainder related to other compensation grants.
(4) 690,158 of the stock options forfeited in the year ended December 31, 2022 related to employees that decided to enter into Flex Comp and 41,186 related to the reduction in workforce. The remainder related to standard voluntary and involuntary exits.
(5) 10,227,545 of the RSUs forfeited in the year ended December 31, 2022 related to employees that decided to enter into Flex Comp and 428,777 related to the reduction in workforce. The remainder related to standard voluntary and involuntary exits.

As at December 31, 2022 the Company had issued 11,413 DSUs under its LTIP.

In connection with the acquisition of 6RS, 1,220,800 Class A subordinate voting shares were issued with trading restrictions, adjusted to give effect to the Share Split. The restrictions on these shares are lifted over time and are being accounted for as stock-based compensation as the vesting is contingent on continued employment and therefore related to post-combination services. As at December 31, 2022, 305,200 of the Class A subordinate voting shares remained restricted.
In connection with the acquisition of Deliverr, 5,397,628 Class A subordinate voting shares were issued with trading restrictions. The restrictions on these shares are lifted over time and are being accounted for as stock-based compensation as the vesting is contingent on continued employment and therefore related to post-combination services. As at December 31, 2022, 5,397,628 of the Class A subordinate voting shares remained restricted.

In connection with other acquisitions, 251,972 Class A subordinate voting shares were issued with trading restrictions. The restrictions on these shares are lifted over time and are being accounted for as stock-based compensation as the vesting is contingent on continued employment and therefore related to post-combination services. As at December 31, 2022, 251,972 of the Class A subordinate voting shares remained restricted.
The total intrinsic value of stock options exercised and RSUs settled during the years ended December 31, 2022 and 2021 was $464,603 and $2,945,683, respectively. The aggregate intrinsic value of options exercised is calculated as the difference between the exercise price of the underlying stock option awards and the market value on the date of exercise.
As of December 31, 2022 and 2021, there was $492,257 and $810,327, respectively, of remaining unamortized compensation cost related to unvested stock options and RSUs granted to the Company’s employees. This cost will be recognized over an estimated weighted-average remaining period of 1.96 years. Total unamortized compensation cost will be adjusted for future changes in estimated forfeitures.

Stock-Based Compensation Expense

All share-based awards are measured based on the grant date fair value of the awards and recognized in the consolidated statements of operations and comprehensive (loss) income over the period during which the employee is required to perform services in exchange for the award (generally the vesting period of the award).

The Company estimates the fair value of stock options granted using the Black-Scholes option valuation model, which requires assumptions, including the fair value of the Company's underlying common stock, expected term, expected volatility, risk-free interest rate and dividend yield of the Company's common stock. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, share-based compensation expense could be materially different in the future.

These assumptions are estimated as follows:

•Fair Value of Common Stock. The Company uses the five-day volume weighted average price for its common stock as reported on the New York Stock Exchange.

•Expected Term. The Company determines the expected term based on the average period the stock options are expected to remain outstanding. The Company bases the expected term assumptions on its historical behavior combined with estimates of the post-vesting holding period.

•Expected Volatility. The Company determines the price volatility factor based on the Company's historical volatility over the expected term of the stock options.

•Risk-Free Interest Rate. The Company bases the risk-free interest rate used in the Black-Scholes valuation model on the yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term of the stock options for each stock option group.
•Expected Dividend. The Company has not paid and does not anticipate paying any cash dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero in the option pricing model.
The grant weighted average assumptions used to estimate the fair value of stock options granted to employees were as follows:

	Years ended
	December 31, 2022	December 31, 2021
Expected volatility	63.3%	53.1%
Risk-free interest rate	2.90%	0.71%
Dividend yield	Nil	Nil
Average expected term	3.65	4.15
In addition to the assumptions used in the Black-Scholes option valuation model, the Company also estimates a forfeiture rate to calculate the share-based compensation expense for our awards. The Company's forfeiture rate is based on an analysis of its actual forfeitures. The Company will continue to evaluate the appropriateness of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover, and other factors. Changes in the estimated forfeiture rate can have a significant impact on share-based compensation expense as the cumulative effect of adjusting the rate is recognized in the period the forfeiture estimate is changed. If a revised forfeiture rate is higher/lower than the previously estimated forfeiture rate, an adjustment is made that will result in an increase/decrease to the share-based compensation expense recognized in the consolidated financial statements.

The following table illustrates the classification of stock-based compensation in the consolidated statements of operations and comprehensive (loss) income, which includes both stock-based compensation and restricted share-based compensation expense:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Cost of revenues	8,591	6,676
Sales and marketing	63,255	41,546
Research and development	386,596	215,193
General and administrative	90,700	67,348
	549,142	330,763